GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Details 2) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	9 Months Ended			12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk	16.40%		0.00%	12.20%		14.20%			[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk		[1]	15.90%		[1]		[1]	11.00%

[1]	Less than 10%.